Schedule of aging of the trade receivables, net of provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Trade receivables, net			$ 1,649
Trade receivable 0-90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net			1,410
Trade receivables greater than 90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net			$ 239